Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

11. Compensation Plans

The Company provides stock-based compensation in the form of (a) stock awards to employees and directors, comprised of restricted stock awards and restricted stock units (collectively referred to as the “Restricted Stock Awards”), (b) stock option grants to employees, directors and consultants (referred to as the “Common Stock Awards”) (c) stock option awards, restricted stock awards, unrestricted stock awards, and stock appreciation rights to employees, directors and consultants (collectively the “Common Equity Awards”), (d) stock option awards outside of the 2016 Stock Incentive Plan and 2019 Equity Incentive Plan to certain officers, directors and employees (referred to as the “Outside Options”), (e) common stock warrants to the Company’s publisher partners (referred to as the “Publisher Partner Warrants”), and (f) common stock warrants to ABG-SI, LLC (referred to as the “ABG Warrants”).

Stock-based compensation and equity-based expense charged to operations or capitalized during the three months ended September 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Three Months Ended September 30, 2021
Cost of revenue	$11,808	$23,217	$1,696,147	$967	$-	$-	$1,732,139
Selling and marketing	-	3,970	1,341,948	75,193	-	-	1,421,111
General and administrative	414,163	78,017	4,081,766	-	-	745,636	5,319,582
Total costs charged to operations	425,971	105,204	7,119,861	76,160	-	745,636	8,472,832
Capitalized platform development	2,328	-	483,854	2,690	-	-	488,872
Total stock-based compensation	$428,299	$105,204	$7,603,715	$78,850	$-	$745,636	$8,961,704

During the Three Months Ended September 30, 2020
Cost of revenue	$35,610	$53,149	$1,178,276	$2,471	$992	$-	$1,270,498
Selling and marketing	323,164	42,695	734,391	43,900	-	-	1,144,150
General and administrative	80,306	127,786	855,390	-	-	364,248	1,427,730
Total costs charged to operations	439,080	223,630	2,768,057	46,371	992	364,248	3,842,378
Capitalized platform development	88,619	32,680	267,013	1,188	-	-	389,500
Total stock-based compensation	$527,699	256,310	$3,035,070	$47,559	$992	$364,248	$4,231,878

Stock-based compensation and equity-based expense charged to operations or capitalized during the nine months ended September 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Nine Months Ended September 30, 2021
Cost of revenue	$60,838	$169,482	$4,694,925	$4,463	$-	$-	$4,929,708
Selling and marketing	-	13,899	3,820,996	224,371	-	-	4,059,266
General and administrative	559,505	297,283	10,344,247	-	-	1,498,217	12,699,252
Total costs charged to operations	620,343	480,664	18,860,168	228,834	-	1,498,217	21,688,226
Capitalized platform development	11,276	5,071	1,324,805	6,472	-	-	1,347,624
Total stock-based compensation	$631,619	$485,735	$20,184,973	$235,306	$-	$1,498,217	$23,035,850

During the Nine Months Ended September 30, 2020
Cost of revenue	$108,936	$150,915	$3,261,542	$5,644	$36,654	$-	$3,563,691
Selling and marketing	920,566	102,206	2,114,595	142,767	-	-	3,280,134
General and administrative	238,558	437,614	2,430,553	150,577	-	1,084,826	4,342,128
Total costs charged to operations	1,268,060	690,735	7,806,690	298,988	36,654	1,084,826	11,185,953
Capitalized platform development	234,611	154,445	864,656	5,451	-	-	1,259,163
Total stock-based compensation	$1,502,671	845,180	$8,671,346	$304,439	$36,654	$1,084,826	$12,445,116

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of September 30, 2021 was as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Unrecognized compensation expense	$2,750,000	$-	$54,255,910	$135,741	$-	$3,788,429	$60,930,080
Expected weighted-average period expected to be recognized (in years)	1.68	-	2.14	0.44	-	1.63	2.08

Pursuant to an amendment with ABG-SI, LLC on June 4, 2021, the exercise price related to the ABG Warrants exercisable for up to 10,994,922 shares of the Company’s common stock was changed to $0.42 per share from $0.84 per share in exchange for additional benefits under the Sports Illustrated licensing agreement.

Further details as of the date these condensed consolidated financial statements were issued or were available to be issued are provided under the heading Compensation Plans in Note 15.

22. Stock-Based Compensation

Common Stock Awards

2016 Plan – On December 19, 2016, the Board adopted the 2016 Stock Incentive Plan (the “2016 Plan”). The purpose of the 2016 Plan is to advance the interests of the Company and its stockholders by enabling the Company and its subsidiaries to attract and retain qualified individuals through opportunities for equity participation in the Company, and to reward those individuals who contribute to the Company’s achievement of its economic objectives. The 2016 Plan allows the Company to grant statutory and non-statutory common stock options, and restricted stock awards (collectively the “common stock awards”) to acquire shares of the Company’s common stock to the Company’s employees, directors and consultants. Shares subject to an award that lapse, expire, are forfeited or for any reason are terminated unexercised or unvested will automatically again become available for issuance under the 2016 Plan. Stock awards issued under the 2016 Plan may have a term of up to ten years and may have variable vesting provisions consisting of time-based and performance-based.

On March 28, 2018, the Board approved an increase in the number of shares of the Company’s common stock reserved for grant pursuant to the 2016 Plan from 3,000,000 shares to 5,000,000 shares. On August 23, 2018, the Board increased the authorized number of shares of common stock under the 2016 Plan from 5,000,000 shares to 10,000,000 shares. The Company’s stockholders approved the increase in the number of shares authorized under the 2016 Plan on April 3, 2020. The issuance of common stock awards under the 2016 Plan is administered by the Company and approved by the Board.

The estimated fair value of the common stock awards is recognized as compensation expense over the vesting period of the award.

The fair value of common stock awards granted during the year ended December 31, 2020 were calculated using the Black-Scholes option pricing model under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Risk-free interest rate	0.45%	0.45%
Expected dividend yield	0.00%	0.00%
Expected volatility	71.00%	132.00%
Expected life	6.0 years	6.0 years

A summary of the common stock award activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Common stock awards outstanding at January 1, 2019	9,405,541	$0.61	9.30
Exercised	(25,000)	0.17
Forfeited	(1,197,776)	0.73
Expired	(118,204)	1.09
Common stock awards outstanding at December 31, 2019	8,064,561	0.62	8.34
Granted	234,000	0.90
Exercised	(6,944)	0.56
Forfeited	(601,179)	1.09
Expired	(788,101)	0.53
Common stock awards outstanding at December 31, 2020	6,902,337	0.86	7.50
Common stock awards exercisable at December 31, 2020	6,027,418	0.90	7.47
Common stock awards not vested at December 31, 2020	874,919
Common stock awards available for future grants at December 31, 2020	3,097,663

The aggregate grant date fair value of common stock awards granted during the years ended December 31, 2020 was $117,000.

The intrinsic value of exercisable but unexercised in-the-money common stock awards as of December 31, 2020 was approximately $185,413 based on a fair market value of the Company’s common stock of $0.60 per share on December 31, 2020.

The exercise prices under the 2016 Plan for the common stock awards outstanding and exercisable are as follows as of December 31, 2020:

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
Under $1.00	4,825,750	3,982,816
$1.01 to $1.25	780,751	779,843
$1.51 to $1.75	250,000	229,479
$1.76 to $2.00	924,169	913,613
$2.01 to $2.25	121,667	121,667
	6,902,337	6,027,418

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the common stock awards is provided under the heading Stock-Based Compensation.

Common Equity Awards

2019 Plan – On April 4, 2019, the Board adopted the 2019 Equity Incentive Plan (the “2019 Plan”). The purpose of the 2019 Plan is to retain the services of our directors, employees, and consultants and align the interests of these individuals with the interests of our stockholders through awards of stock options, restricted stock awards, unrestricted stock awards, and stock appreciation rights (collectively the “common equity awards”). Certain common equity awards require the achievement of certain price targets of the Company’s common stock. Shares subject to a common equity award that lapse, expire, are forfeited or for any reason are terminated unexercised or unvested will automatically again become available for issuance under the 2019 Plan. Common stock options issued under the 2019 Plan may have a term of up to ten years and may have variable vesting provisions consisting of time-based, performance-based, or market-based.

The Company’s stockholders approved the 2019 Plan and the maximum number of shares authorized of 85,000,000 under the 2019 Plan on April 3, 2020 (further details subsequent to the issuance date of these consolidated financial statements are provided under the heading 2019 Equity Incentive Plan in Note 27). The issuance of common equity awards under the 2019 Plan is administered by the Company and approved by the Board. Prior to December 18, 2020, the Company did not have sufficient authorized but unissued shares of common stock to allow for the exercise of these common equity awards granted; accordingly, any common equity awards granted were considered unfunded and were not exercisable until sufficient common shares were authorized (further details are provided in Note 21).

The estimated fair value of the common equity awards is recognized as compensation expense over the vesting period of the award.

The fair value of common equity awards granted during the years ended December 31, 2020 and 2019 were calculated using the Black-Scholes option pricing model for the time-based and performance-based awards by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	December 31, 2020		December 31, 2019
	Up-list	No Up-list	Up-list	No Up-list
Expected life	0.20% - 0.79%	0.20% - 0.79%	1.51% - 2.59%	1.51% - 2.59%
Risk-free interest rate	0.00%	0.00%	0.00%	0.00%
Volatility factor	61.00% - 91.00%	61.00% - 142.00%	69.00% - 95.00%	119.00% - 149.00%
Dividend rate	3.0 – 6.7 years	3.0 – 6.7 years	3.0 – 6.0 years	3.0 – 6.0 years

The fair value of common equity awards granted during the year ended December 31, 2019 were calculated using the Monte Carlo model for the market-based awards by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Expected life	2.20% - 2.70%	2.16% - 2.71%
Risk-free interest rate	0.00%	0.00%
Volatility factor	140.00% - 146.00%	110.00%
Dividend rate	10.0 years	10.0 years

A summary of the common equity award activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Common equity awards outstanding at January 1, 2019	-	$-	-
Granted	68,180,863	0.53
Forfeited	(3,167,218)	0.53
Common equity awards outstanding at December 31, 2019	65,013,645	0.53	9.43
Granted	25,393,768	0.71
Forfeited	(8,342,377)	0.61
Expired	(2,722)	0.56
Common equity awards vested at December 31, 2020	82,062,314	0.58	8.65
Common equity awards exercisable at December 31, 2020	13,608,686	0.54	8.49
Common equity awards not vested at December 31, 2020	68,453,628
Common equity awards available for future grants at December 31, 2020	2,937,686

The aggregate grant date fair value for the common equity awards granted during the years ended December 31, 2020 and 2019 was $11,180,642 and $30,864,185, respectively.

The intrinsic value of exercisable but unexercised in-the-money common equity awards as of December 31, 2020 was approximately $1,416,000 based on a fair market value of the Company’s common stock of $0.60 per share on December 31, 2020.

The exercise prices under the 2019 Plan for the common equity awards outstanding and exercisable are as follows as of December 31, 2020:

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
No exercise price	250,000	250,000
Under $1.00	81,812,314	13,358,686
	82,062,314	13,608,686

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the common equity awards is provided under the heading Stock-Based Compensation.

Outside Options

The Company granted stock options outside the 2016 Plan and 2019 Plan during the year ended December 31, 2020 to certain officers, directors and employees of the Company as approved by the Board and administered by the Company (the “outside options”). The stock options were to acquire shares of the Company’s common stock and were subject to: (1) time-based vesting; (2) certain performance-based targets; and (3) certain performance achievements. Options to purchase common stock issued pursuant to the Outside Plan may have a term of up to ten years. The issuance of outside options is administered by the Company and approved by the Board. Prior to December 18, 2020, the Company did not have sufficient authorized but unissued shares of common stock to allow for the exercise of these outside options granted; accordingly, any common stock options granted were considered unfunded and were not exercisable until sufficient common shares were authorized (further details are provided in Note 21).

The fair value for the outside options granted during the year ended December 31, 2019 were calculated using the Black-Scholes option pricing model for the time-based and performance-based awards by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Risk-free interest rate	2.49% –2.57%	2.49% – 2.57%
Expected dividend yield	0.00%	0.00%
Expected volatility	74.00% – 95.00%	122.00% – 142.00%
Expected life	3.0 – 5.8 years	3.0 – 5.8 years

A summary of outside option activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Outside options outstanding at January 1, 2019	2,414,000	$0.36	9.94
Granted	1,500,000	0.57
Exercised	(2,000)	0.35
Forfeited	(180,000)	0.35
Expired	(7,333)	0.35
Outside options outstanding at December 31, 2019	3,724,667	0.21	9.04
Forfeited	(195,333)	0.46
Expired	(477,334)	0.39
Outside options outstanding at December 31, 2020	3,052,000	0.46	8.07
Outside options exercisable at December 31, 2020	2,376,333	0.43	6.20
Outside options not vested at December 31, 2020	675,667

The aggregate grant date fair value of outside options granted during the year ended December 31, 2019 was $675,000.

The intrinsic value of exercisable but unexercised in-the-money outside options as of December 31, 2020 was approximately $401,583 based on a fair market value of the Company’s common stock of $0.60 per share on December 31, 2020.

The exercise prices of outside options outstanding and exercisable are as follows as of December 31, 2020:

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
Under $1.00	3,052,000	2,376,333

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the outside options is provided under the heading Stock-Based Compensation.

Publisher Partner Warrants

On December 19, 2016, as amended on August 23, 2017, and August 23, 2018, the Board approved the Channel Partner Warrant Program to be administered by management that authorized the Company to grant Publisher Partner Warrants. As of December 31, 2020, Publisher Partner Warrants to purchase up to 2,000,000 shares of the Company’s common stock were reserved for grant.

The Publisher Partner Warrants had certain performance conditions. Pursuant to the terms of the Publisher Partner Warrants, the Company would notify the respective Publisher Partner of the number of shares earned, with one-third of the earned shares vesting on the notice date, one-third of the earned shares vesting on the first anniversary of the notice date, and the remaining one-third of the earned shares vesting on the second anniversary of the notice date. The Publisher Partner Warrants had a term of five years from issuance and could also be exercised on a cashless basis. Performance conditions are generally based on the average of number of unique visitors on the channel operation by the Publisher Partner generated during the six-month period from the launch of the Publisher Partner’s operations on the Company’s technology platform or the revenue generated during the period from the issuance date through a specified end date.

A summary of the Publisher Partner Warrants activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Publisher Partner Warrants outstanding at January 1, 2019	1,017,140	$1.47	3.26
Forfeited	(77,599)	1.62
Publisher Partner Warrants outstanding at December 31, 2019	939,541	1.46	2.57
Forfeited	(150,000)
Publisher Partner Warrants outstanding at December 31, 2020	789,541	1.34	1.50
Publisher Partner Warrants exercisable at December 31, 2020	463,041	1.31	1.52
Publisher Partner Warrants not vested at December 31, 2020	326,500
Publisher Partner Warrants available for future grants at December 31, 2020	1,210,459

During the year ended December 31, 2020, the Company recognized incremental compensation costs as a result of the Exchange of $27,754 (see Note 21).

There was no intrinsic value of exercisable but unexercised in-the-money Publisher Partner Warrants since the fair market value of $0.60 per share of the Company’s common stock was lower than the exercise prices on December 31, 2020.

The exercise prices of the Publisher Partner Warrants outstanding and exercisable are as follows as of December 31, 2020.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
Under $1.00	40,000	40,000
$1.01 to $1.25	465,419	275,419
$1.26 to $1.50	68,277	68,277
$1.51 to $1.75	110,318	27,818
$1.76 to $2.00	104,449	50,449
$2.01 to $2.25	1,078	1,078
	789,541	463,041

Information with respect to compensation expense and unrecognized compensation expense related to the Publisher Partner Warrants is provided below.

Restricted Stock Units

On May 31, 2019, the Company issued 2,399,997 restricted stock units to certain employees in settlement of the true-up provisions of the restricted stock awards issued at the time of the HubPages merger. Each restricted stock unit represented the right to receive a number of the shares of the Company’s common stock pursuant to a grant agreement, subject to certain terms and conditions, and was to be credited to a separate account maintained by the Company in certain circumstances. All amounts credited to the separate account will be part of the general assets of the Company. The restricted stock units were to vest in accordance with the grant agreement in six equal installments at four-month intervals on the first of each month, starting on June 1, 2019, with the final vesting date on February 1, 2021. In addition to the vesting schedule as aforementioned, the restricted stock units would not vest until the Company increased its authorized shares of the Company’s common stock. Each restricted stock unit granted and credited to the separate account for the employee will be issued by the Company upon the authorized shares of the Company’s common stock increased (further details are provided in Note 21). Further, unless otherwise specified in an employee’s grant agreement, vesting will cease upon the termination of the employees continuous service.

The fair value of a restricted stock award is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date issued during the year ended December 31, 2019.

A summary of the restricted stock unit activity during the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares		Weighted Average Grant-Date
	Unvested	Vested	Fair Value
Restricted stock units outstanding at January 1, 2019	-	-	$-
Granted	2,399,997	-	0.45
Restricted stock units outstanding at December 31, 2019	2,399,997	-	0.45
Forfeited	(2,399,997)	-
Restricted stock units outstanding at December 31, 2020	-	-	-

As aforementioned (see Note 12), the restricted stock units were forfeited on December 31, 2020.

Information with respect to stock-based compensation expense and unrecognized stock-based compensation expense related to the restricted stock units is included within the Restricted Stock Awards caption under the heading Stock-Based Compensation.

ABG Warrants

In connection with the Sports Illustrated Licensing Agreement and issuance of the ABG Warrants to purchase up to 21,989,844 shares of the Company’s common stock, the Company recorded the issuance of the warrants as stock-based compensation with the fair value of the warrants measured at the time of issuance and expensed over the requisite service period.

The fair value of the ABG Warrants issued during the year ended December 31, 2019 were calculated using the Monte Carlo model by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Risk-free interest rate	2.00% – 2.10%	2.00% – 2.10%
Expected dividend yield	0.00%	0.00%
Expected volatility	51.00% – 52.00%	121.00% – 123.00%
Expected life	6.0 – 7.3 years	6.2 – 7.3 years

A summary of the ABG Warrant activity during the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares		Weighted Average Exercise	Weighted Average Remaining Contractual Life
	Unvested	Vested	Price	(in years)
ABG Warrants outstanding at January 1, 2019	-	-	$-
Issued	21,989,844	-	0.63
ABG Warrants outstanding at December 31, 2019	21,989,844	-	0.63	9.46
Vested	(2,198,985)	2,198,985	0.63
ABG Warrants outstanding at December 31, 2020	19,790,859	2,198,985	0.63	8.46

The aggregate issue date fair value of the ABG Warrants issued during the year ended December 31, 2019 was $5,458,979.

The intrinsic value of exercisable but unexercised in-the-money ABG Warrants as of December 31, 2020 was approximately $197,909 based on a fair market value of the Company’s common stock of $0.60 per share on December 31, 2020.

Information with respect to compensation expense and unrecognized compensation expense related to the ABG Warrants is provided under the heading Stock-Based Compensation.

Stock-Based Compensation

Stock–based compensation and equity-based expense charged to operations or capitalized during the years ended December 31, 2020 and 2019 are summarized as follows:

	Year Ended December 31, 2020
	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Cost of revenue	$163,181	$156,043	$3,975,625	$8,394	$36,673	$-	$4,339,916
Selling and marketing	1,486,722	114,640	2,454,432	272,431	-	-	4,328,225
General and administrative	317,982	615,604	3,439,803	150,577	-	1,449,074	5,973,040
Total costs charged to operations	1,967,885	886,287	9,869,860	431,402	36,673	1,449,074	14,641,181
Capitalized platform development	361,519	178,284	1,062,792	6,400	-	-	1,608,995
Total stock-based compensation	$2,329,404	1,064,571	$10,932,652	$437,802	$36,673	$1,449,074	$16,250,176

	Year Ended December 31, 2019
	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Cost of revenue	$122,192	$44,520	$774,632	$1,580	$50,828	$-	$993,752
Selling and marketing	34,393	100,388	455,280	242,399	-	-	832,460
General and administrative	2,541,468	1,660,607	3,383,338	157,359	-	795,803	8,538,575
Total costs charged to operations	2,698,053	1,805,515	4,613,250	401,338	50,828	795,803	10,364,787
Capitalized platform development	535,004	175,837	590,618	5,931	-	-	1,307,390
Total stock-based compensation	$3,233,057	1,981,352	$5,203,868	$407,269	$50,828	$795,803	$11,672,177

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2020 was as follows:

	As of December 31, 2020
	Restricted Stock Awards	Common Stock Awards	Common Equity Awards	Outside Options	Publisher Partner Warrants	ABG Warrants	Totals
Unrecognized compensation expense	$81,620	$371,932	$19,874,675	$283,388	$-	$3,214,102	$23,825,717
Weighted average period expected to be recognized (in years)	0.95	0.67	1.87	1.18	-	2.38	1.91